Summary of Significant Accounting Policies (Tables) (Predecessor)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Predecessor
Schedule of wholly-owned subsidiaries

Company Name	Holding Company
J.G. Wentworth, LLC
First Tier Subsidiaries
Peachtree Life Settlements, LLC	J.G. Wentworth, LLC
J.G. Wentworth Home Equity Services, LLC	J.G. Wentworth, LLC
Orchard Acquisition Company, LLC	J.G. Wentworth, LLC
Second Tier Subsidiaries
J.G. Wentworth Structured Settlement Funding II, LLC	Orchard Acquisition Company, LLC
PeachHI, LLC	Orchard Acquisition Company, LLC
J.G. Wentworth SSC, LP	Orchard Acquisition Company, LLC 99.5%
J.G. Wentworth Structured Settlement Funding II, LLC 0.5% (General partner)
Red Apple Management Company, LLC	Orchard Acquisition Company, LLC
Golden Apple Management Company, LLC	Orchard Acquisition Company, LLC
Third Tier Subsidiaries
J.G. Wentworth Management Company, LLC	J.G. Wentworth SSC, LP
J.G. Wentworth Originations, LLC	J.G. Wentworth SSC, LP
Green Apple Management Company, LLC	J.G. Wentworth SSC, LP
Qualified Provider Associates, LLC	J.G. Wentworth SSC, LP
JGW Pre-Settlement Funding, LLC	J.G. Wentworth SSC, LP
Cash Now Loans, LLC	J.G. Wentworth SSC, LP
J.G. Wentworth Receivables II, LLC	J.G. Wentworth SSC, LP
Peachtree Originations, LLC	J.G. Wentworth SSC, LP
Lottery Originations, LLC	J.G. Wentworth SSC, LP
Settlement Funding Management Company, LLC	J.G. Wentworth SSC, LP
Peach Holdings, LLC	PeachHI, LLC
Fourth Tier Subsidiaries
Receivables Collections, LLC	J.G. Wentworth Management Company, LLC
JGW II, LLC (“JGW II”)	J.G. Wentworth Originations, LLC
JGW III, LLC	J.G. Wentworth Originations, LLC
JGW-S LC I, LLC	J.G. Wentworth Originations, LLC
JGW-S LC II, LLC (“2011-A”)	J.G. Wentworth Originations, LLC
JGW-S Holdco, LLC	J.G. Wentworth Originations, LLC
LCSS, LLC	J.G. Wentworth Originations, LLC
JGW-S I, LLC	J.G. Wentworth Originations, LLC
JGW-S II, LLC	J.G. Wentworth Originations, LLC
JGW-S III, LLC “JGW-S III”)	J.G. Wentworth Originations, LLC
R.C. Henderson, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
321 Henderson Receivables Acquisition, LLC	J.G. Wentworth Originations, LLC
JGW Residual I, LLC	J.G. Wentworth Originations, LLC
JGW-S IV, LLC	J.G. Wentworth Originations, LLC

Company Name	Holding Company
Fourth Tier Subsidiaries (continued)
JGW IV, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
JGW V, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
JGW VI, LLC	J.G. Wentworth Originations, LLC 50%
Peachtree Settlement Funding, LLC 50%
Peachtree Settlement Funding, LLC	Peachtree Originations, LLC
Senior Settlement Holding Euro, LLC	Peach Holdings, LLC
TATS Licensing Company, LLC	Peach Holdings, LLC
Peachtree Financial Solutions, LLC	Peach Holdings, LLC
PSF Holdings, LLC	Peach Holdings, LLC
Peachtree Asset Management, Ltd.	Peach Holdings, LLC
AIS Funds GP, LLC	Peach Holdings, LLC
AIS Funds GP, Ltd.	Peach Holdings, LLC
SB Immram Parent, LLC	Peach Holdings, LLC
Settlement Funding, LLC (“PSF”)	Peach Holdings, LLC
Peachtree Lottery, Inc.	Peach Holdings, LLC
Crescit Eundo Finance I, LLC (“Crescit”)	Peach Holdings, LLC
New Age Capital Reserves, LLC	Peach Holdings, LLC
Peachtree LBP Finance Company, LLC	Peach Holdings, LLC
Peach PDA Co., LLC	Peach Holdings, LLC
Peachtree SLPO Finance Company, LLC	Peach Holdings, LLC
BT SPE, LLC	Peach Holdings, LLC
WealthLink Advisers, LLC	Peach Holdings, LLC
Peachtree Pre-Settlement Funding, LLC	Peach Holdings, LLC
Lottery Funding, LLC	Lottery Originations, LLC
Olive Branch Originations, LLC	Peachtree Originations, LLC
Fifth Tier Subsidiaries
J.G. Wentworth XXI, LLC	JGW-S Holdco, LLC
J.G. Wentworth XXII, LLC	JGW-S Holdco, LLC
J.G. Wentworth XXIII, LLC (“2011-1”)	JGW-S Holdco, LLC
JGWPT XXIV, LLC (“2011-2”)	JGW-S Holdco, LLC
JGWPT XXV, LLC (“2012-1”)	JGW-S Holdco, LLC
JGWPT XXVI, LLC (“2012-2”)	JGW-S Holdco, LLC
JGWPT XXVII, LLC (“2012-3”)	JGW-S Holdco, LLC
JGWPT XXVIII, LLC (“2013-1”)	JGW-S Holdco, LLC
LCSS III, LLC (“LCSS III”)	LCSS, LLC
321 Henderson Receivables I, LLC (“321 Henderson I”)	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables II, LLC (“321 Henderson II”)	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables III, LLC	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables IV, LLC	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables V, LLC	321 Henderson Receivables Acquisition, LLC
321 Henderson Receivables VI, LLC	321 Henderson Receivables Acquisition, LLC
IAGD, LLC	321 Henderson Receivables Acquisition, LLC
Peachtree Life and Annuity Group, LLC	Peachtree Financial Solutions, LLC

Company Name	Holding Company
Fifth Tier Subsidiaries (continued)
Annuity Purchase Company LLC	Peachtree Financial Solutions, LLC
Peachtree Asset Management (Luxembourg) S.àr.l.	Peachtree Asset Management, Ltd.
American Insurance Strategies Fund II, LP (“AIS Fund II”)	AIS Funds GP, Ltd.
SB Immram, LLC (“Immram”)	SB Immram Parent, LLC
Peachtree Finance Company, LLC	Settlement Funding, LLC
Peachtree LW Receivables I, LLC	Settlement Funding, LLC
Peachtree Structured Settlements, LLC (“PSS”)	Settlement Funding, LLC
Peachtree Attorney Finance, LLC	Settlement Funding, LLC
Peachtree Settlement Finance Co., LLC	Settlement Funding, LLC
Structured Receivables Finance #1, LLC (“SRF1”)	Settlement Funding, LLC
Structured Receivables Finance #2, LLC (“SRF2”)	Settlement Funding, LLC
Structured Receivables Finance #3, LLC (“SRF3”)	Settlement Funding, LLC
Structured Receivables Finance #4, LLC (“SRF4”)	Settlement Funding, LLC
Structured Receivables Finance #5, LLC	Settlement Funding, LLC
Structured Receivables Finance #6A, LLC	Settlement Funding, LLC
Structured Receivables Finance 2006-B, LLC (“SRF 2006-B”)	Settlement Funding, LLC
Lottery JV I, LLC	Settlement Funding, LLC
Structured Receivables Finance #7, LLC (“SRF7”)	Settlement Funding, LLC
Structured Receivables Finance 2010-A, LLC (“SRF 2010-A”)	Settlement Funding, LLC
Structured Receivables Finance 2010-B, LLC (“SRF 2010-B”)	Settlement Funding, LLC
Peachtree Lottery Holding, LLC	Settlement Funding, LLC 75%
Peachtree Lottery, Inc. 25%
Peachtree LBP Warehouse, LLC	Peachtree LBP Finance Company, LLC
Peachtree Funding Northeast, LLC	Peachtree Pre-Settlement Funding, LLC
R.C. Henderson Lottery, LLC	Lottery Funding, LLC
Olive Branch Funding LLC	Olive Branch Originations, LLC
Sixth Tier Subsidiaries
LCSS II, LLC (“LCSS II”)	LCSS III, LLC
Peachtree Finance Company #2, LLC (“PFC2”)	Peachtree Finance Company, LLC
Structured Receivables Finance #6, LLC (“SRF6”)	Structured Receivables Finance #6A, LLC
Peachtree Lottery Finance, LLC	Peachtree Lottery Holding, LLC
Peachtree Pre-Settlement Funding SPV, LLC (“SPV”)	Peachtree Funding Northeast, LLC
PeachOne Funding SPV, LLC (“Peach One”)	Peachtree Funding Northeast, LLC
R.C. Henderson Lottery Trust	R.C. Henderson Lottery, LLC
Lottery SUBI I	JGWPT XXVIII, LLC (“2013- 1”)
Lottery SUBI II	R.C. Henderson Lottery, LLC
Seventh Tier Subsidiaries
Peachtree Lottery Master Trust (“PLMT”)	Peachtree Lottery Finance, LLC

Company Name	Holding Company
Eighth Tier Subsidiaries
Peachtree Lottery Sub-Trust 1	Peachtree Lottery Master Trust
Peachtree Lottery Sub-Trust 2	Peachtree Lottery Master Trust
Peachtree Lottery Sub-Trust 3	Peachtree Lottery Master Trust
Peachtree Lottery Sub-Trust 4	Peachtree Lottery Master Trust

Schedule of fair value and amortized costs of notes receivable
	December 31, 2012	September 30, 2013
Amortized cost	$8,297	$6,175
Fair market value	$8,074	$6,238

	December 31, 2011	December 31, 2012
Amortized cost	$13,535	$8,297
Fair market value	$12,765	$8,074